COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Selling, General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense of right-of-use assets	$ (39,982)	$ (35,244)	$ (23,833)
TOTAL	(537,075)	(456,324)	(343,004)
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(212,381)	(173,472)	(139,307)
Depreciation and amortization expense	(81,822)	(59,179)	(45,723)
Share-based compensation expense - Equity settled	(57,297)	(52,144)	(38,849)
Professional services	(49,921)	(40,546)	(30,947)
Depreciation expense of right-of-use assets	(29,442)	(25,442)	(20,441)
Office expenses	(26,669)	(24,992)	(18,298)
Promotional and marketing expenses	(26,323)	(26,976)	(10,299)
Taxes	(20,023)	(17,609)	(13,260)
Travel and housing	(17,818)	(17,159)	(5,414)
Rental expense	(9,149)	(7,448)	(6,045)
Recruiting, training and other employee expenses	(5,714)	(10,346)	(11,575)
Share-based compensation expense - Cash settled	(634)	(770)	0
Legal claims	118	(241)	(2,846)
TOTAL	$ (537,075)	$ (456,324)	$ (343,004)